Associated entities and consolidated subsidiaries - Composition of the Bank (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries
Other income (expense) from subsidiaries, jointly controlled entities and associates	$ 178
Non-controlling interest	$ 37	$ 40	$ 32
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Santander Inclusion Financiera, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Centro de Capacitacion Santander, A.C.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Fideicomiso 100740, Banco Santander, S.A.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Fideicomiso GFSSLPT, Banco Santander, S.A.
Subsidiaries
Proportion of ownership interest held by the Bank	89.14%
Proportion of voting power held by the Bank	100.00%
Santander Servicios Corporativos, S.A. de C.V.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Santander Servicios Especializados, S.A. de C.V.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Santander Tecnologia Mexico, S.A. de C.V.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Fideicomiso Irrevocable F00361 [Member]
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Openbank Santander Mexico, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada, Grupo Financiero Santander Mexico [Member]
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Santander Vivienda, S.A. de C.V., SOFOM, E.R.
Subsidiaries
Proportion of ownership interest held by the Bank		99.99%